Significant accounting policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Receivable, Current	$ 201,020	$ 0
Research and Development Expenses, Period Increase Decrease	$ 207,000	$ 205,000	$ 208,000